Changes in liabilities arising from financing activities - Summary of changes in liabilties arising from financing activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in liabilities arising from financing activities [line items]
Opening balance	€ 112,878	€ 109,719
Cashflows:
Additions	118,661	93,690
Redemptions / Disposals	(93,758)	(84,230)
Non cash changes:
Amortisation	826	357
Other	769	285
Changes in unrealised revaluations	3,153	(9,127)
Foreign exchange movement	(1,296)	2,185
Closing balance	141,233	112,878
Debt securities in issue
Changes in liabilities arising from financing activities [line items]
Opening balance	95,918	91,784
Cashflows:
Additions	116,436	92,707
Redemptions / Disposals	(90,574)	(82,844)
Non cash changes:
Amortisation	764	312
Other	502	39
Changes in unrealised revaluations	2,680	(7,658)
Foreign exchange movement	(1,057)	1,577
Closing balance	124,670	95,918
Subordinated Loans
Changes in liabilities arising from financing activities [line items]
Opening balance	15,786	16,715
Cashflows:
Additions	2,225	983
Redemptions / Disposals	(2,894)	(1,090)
Non cash changes:
Amortisation	34	30
Other	12	7
Changes in unrealised revaluations	473	(1,470)
Foreign exchange movement	(235)	611
Closing balance	15,401	15,786
Lease liabilities
Changes in liabilities arising from financing activities [line items]
Opening balance	1,174	1,220
Cashflows:
Redemptions / Disposals	(291)	(296)
Non cash changes:
Amortisation	28	15
Other	256	239
Foreign exchange movement	(4)	(4)
Closing balance	€ 1,162	€ 1,174